20. Commitments and contingencies	12 Months Ended
Dec. 31, 2015
Commitments and contingencies

(i)           Operating leases

The Group has various operating lease agreements for office and industrial premises.  Rental expenses for the years ended December 31, 2015, 2014 and 2013 were approximately US$297,000, US$293,000 and US$277,000, respectively.  Future minimum rental payments as of December 31, 2015, under agreements classified as operating leases with non-cancellable terms amounted to US$247,000 of which US$217,000 are payable in the year 2016 and US$30,000 are payable within years 2017 to 2021.

(ii)           Banking facilities

As at December 31, 2015, 2014 and 2013, the Group had various banking facilities available for overdraft, import and export credits and foreign exchange contracts from which the Group can draw up to approximately US$1,660,000, US$1,660,000 and US$1,538,000 respectively, of which approximately US$85,000, US$68,000 and US$690,000 was utilised for issuance of bank guarantees.

(iii)           Non-controlling interest put option

The Group granted the non-controlling interest of Yixing Pact Environmental Technology Co., Ltd and Pact Asia Pacific Limited a put option, which is effective from 2009, requiring the Group to acquire part or all remaining shares of these two companies at a purchase price per share calculated by 5.2 times of their average net income for the three prior fiscal years divided by total number of shares outstanding at the time of exercise of such option.

(iv)           Litigation

a)	Yixing Pact Environmental Technology Co., Ltd (“Yixing”)

i) Labour dispute

Statement of claim was issued by Zhang Qiu Song as the plaintiff against Yixing as the defendant in civil claims at the People’s Court of HuangBu District, Shanghai, PRC.

The total compensations of approximately US$77,000 for the labor dispute in court on March 26, 2015. The Shanghai People’s Court issued a verdict dated March 26, 2015 finding that the Company was liable.

The claim has been settled during the year.

ii) Breach of contract in purchases of goods

Yixing is a defendant in respect of a litigation under which a total claim of approximately of US$25,000 plus interest expenses of late penalty. At December 31, 2015, provision amounting to approximately of US$25,000 has been made in the consolidated financial statements in connection with the above litigation.

The outcome of the interest expenses of late penalty remains uncertain and the claim will be vigorously resisted by Yixing. The Company considers that the interest expenses of the above claim is not material to the extent provision has not been made in the consolidated financial statement of the Group as at December 31, 2015. Hence, no further provision for any potential liability in the consolidated financial statement of the Group for the year if considered necessary.

b)	Shanghai Euro Tech Environmental Engineering Limited (“SETEE”)

SETEE is a plaintiff in a civil action claiming from the defendant for outstanding debts of approximately of USD 416,000. The litigation has not been concluded, but having taken legal advice, the directors are of the opinion that no provision is required to be made in the consolidated financial statements since based on the evidence that SETEE has a reasonable chance of recovering the whole debts.

ZHEJIANG JIAHUAN
Commitments and contingencies

Operating leases

The Group has no rental expense during the year ended December 31, 2015 (2014 and 2013: RMB Nil). As of December 31, 2015, the Group has no future minimum lease payments under non-cancellable operating leases are payable in the year 2015 and thereafter.

ZHEJIANG TIANLAN
Commitments and contingencies

(i)           Operating leases

The Group has no rental expense during the year ended December 31, 2015 (2014 and 2013: RMB Nil). As of December 31, 2015, the Group has no future minimum lease payments under non-cancellable operating leases are payable in the year 2015.

(ii)           Litigation

Breach of contract in purchase of goods

a) The Company is a defendant in respect of a litigation under which a total claim of approximately of RMB179,000 plus interest expenses of late penalty. At December 31, 2015, provision amounting to approximately of RMB179,000 has been made in the consolidated financial statements in connection with the above litigation.

The outcome of the interest expenses of late penalty remains uncertain and the claim will be vigorously resisted by the Company. The Company considers that the interest expenses of the above claim is not material to the extent provision has not been made in the consolidated financial statement of the Group as at December 31, 2015. Hence, no further provision for any potential liability in the consolidated financial statement of the Group for the year if considered necessary.

b) The Company is a defendant in respect of a litigation under which a total claim of approximately of RMB220,000 plus interest expenses of late penalty. At December 31, 2015, provision amounting to approximately of RMB220,000 has been made in the consolidated financial statements in connection with the above litigation.

The outcome of the interest expenses of late penalty remains uncertain and the claim will be vigorously resisted by the Company. The Company considers that the interest expenses of the above claim is not material to the extent provision has not been made in the consolidated financial statement of the Group as at December 31, 2015. Hence, no further provision for any potential liability in the consolidated financial statement of the Group for the year if considered necessary.

b) The Company is a defendant in respect of a litigation under which a total claim of approximately of RMB 1,400,000. The outcome remains uncertain and the claim will be vigorously resisted by the Company. The Company considers that the outcome of the above claim is not material the extent provision has not been made in the consolidated financial statement of the Group as at December 31, 2015. Hence, no further provision for any potential liability in the consolidated financial statement of the Group for the year if considered necessary.